UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/2007

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       02/04/2008
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $216,483


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


                                                 Lawson Kroeker Investment Management, Inc.
                                                                   FORM 13F
                                                              December 31, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1311  1410000 PRN      SOLE                  1410000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4130  4640000 PRN      SOLE                  2495000           2145000
ABBOTT LABS                    COM              002824100     2036    36258 SH       SOLE                    36108               150
AMERICAN INTERNATIONAL GROUP   COM              026874107      228     3906 SH       SOLE                     3906
ANADARKO PETROLEUM CORP        COM              032511107      906    13796 SH       SOLE                    13796
AVERY DENNISON CORP            COM              053611109     5059    95202 SH       SOLE                    69577             25625
BERKSHIRE HATHAWAY INC         COM              084670108     3965       28 SH       SOLE                       16                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4386      926 SH       SOLE                      926
BP PLC SPONS ADR               COM              055622104      635     8683 SH       SOLE                     8683
CATO CORP                      COM              149205106     3616   230885 SH       SOLE                   159748             71137
CEMEX S.A.B. de C.V.           COM              151290889      697    26966 SH       SOLE                    26966
CHEVRON CORP                   COM              166764100     9206    98634 SH       SOLE                    63034             35600
CHICAGO BRIDGE & IRON          COM              167250109    15809   261570 SH       SOLE                   199720             61850
COLGATE PALMOLIVE CO           COM              194162103      684     8775 SH       SOLE                     8400               375
CONAGRA FOODS INC              COM              205887102      403    16944 SH       SOLE                    16944
CONOCOPHILLIPS                 COM              20825c104     6503    73649 SH       SOLE                    61763             11886
CONSTELLATION ENERGY           COM              210371100      568     5535 SH       SOLE                     5535
CORNING INC                    COM              219350105     7666   319565 SH       SOLE                   236665             82900
CURRENCYSHARES EURO TR         COM              23130C108     6002    40995 SH       SOLE                    29695             11300
DOMINION RESOURCES INC.        COM              25746U109     1697    35762 SH       SOLE                    35762
ENERPLUS RESOURCES FUND        COM              29274D604     1053    26285 SH       SOLE                    26285
EXXON MOBIL CORP               COM              30231G102      833     8888 SH       SOLE                     8888
FISERV INC                     COM              337738108      474     8550 SH       SOLE                     8550
FORDING CANADIAN COAL TRUST    COM              345425102     9680   250780 SH       SOLE                   199655             51125
FOREST OIL CO                  COM              346091705     5995   117918 SH       SOLE                    86718             31200
FREEPORT MCMORAN COPPER & GOLD COM              35671D857    10834   105755 SH       SOLE                    75280             30475
GENCORP INC                    COM              368682100     2716   232950 SH       SOLE                   130275            102675
GENERAL ELECTRIC CO            COM              369604103      888    23966 SH       SOLE                    23966
GPE BRUX LAMBERT               COM              7097328       4957    38575 SH       SOLE                    38125               450
HONEYWELL INTERNATIONAL INC    COM              438516106      244     3965 SH       SOLE                     3965
INVESTOR'S REAL ESTATE TRUST   COM              461730103     5694   634800 SH       SOLE                   459800            175000
JOHNSON & JOHNSON              COM              478160104      410     6145 SH       SOLE                     6145
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     6095   177545 SH       SOLE                   128620             48925
KAYDON CORP                    COM              486587108      331     6060 SH       SOLE                     6060
KIMBERLY CLARK CORP            COM              494368103      344     4955 SH       SOLE                     4955
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1374    12965 SH       SOLE                    12965
LABORATORY CORP OF AMERICA     COM              50540R409     6897    91320 SH       SOLE                    65320             26000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     8536   119915 SH       SOLE                    89530             30385
NEWMONT MNG CORP               COM              651639106     8634   176820 SH       SOLE                   125520             51300
NEXEN INC                      COM              65334H102     9656   299210 SH       SOLE                   207860             91350
PATRIOT COAL CORP              COM              70336T104     2641    63276 SH       SOLE                    47576             15700
PEABODY ENERGY CORP            COM              704549104    11620   188522 SH       SOLE                   137947             50575
PERFORMANCE FOOD GROUP         COM              713755106     1832    68195 SH       SOLE                    68195
PFIZER INC.                    COM              717081103     2094    92103 SH       SOLE                    70103             22000
PLUM CREEK TIMBER              COM              729251108     6477   140690 SH       SOLE                    99515             41175
PROGRESSIVE CORP               COM              743315103      764    39900 SH       SOLE                    39900
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1506    17885 SH       SOLE                    17885
SIGMA ALDRICH CORP             COM              826552101      261     4780 SH       SOLE                     4780
TELOVAX CORP                   COM              87972W100        7    67000 SH       SOLE                    67000
TEXAS PACIFIC LAND TRUST       COM              882610108     5183   115830 SH       SOLE                    84930             30900
US BANCORP                     COM              902973304      486    15301 SH       SOLE                    15301
VULCAN MATERIALS               COM              929160109     6869    86855 SH       SOLE                    62155             24700
WEATHERFORD INTL               COM              g95089101      562     8190 SH       SOLE                     8190
WINNEBAGO INDUSTRIES           COM              974637100     3145   149620 SH       SOLE                   108520             41100
WYETH                          COM              983024100      457    10350 SH       SOLE                    10150               200
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1686    11530 SH       SOLE                    11530
iShares MSCI JAPAN INDEX FUND                   464286848     3258   245147 SH       SOLE                   242097              3050
JACOB INTERNET FUND                             469787105       31 11690.857SH       SOLE                11690.857
BERKSHIRE HATHAWAY INC                          084670108     6089       43 SH       SOLE                       43
BERKSHIRE HATHAWAY INC CL B                     084670207      365       77 SH       SOLE                       77
                                                            216483

